Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 5,859	$ 6,509	$ 2,289
Cost of sales	5,060	4,560	1,165
Gross profit	799	1,949	1,124
Operating expenses:
Sales and marketing	1,198	1,314	376
General and administrative	4,113	1,480	328
Other expenses		87
Operating profit (loss)	(4,512)	(932)	420
Financial (income) expenses, net	(2,305)	629	232
Profit (loss) before taxes	(2,207)	(1,561)	188
Tax (benefit) expense	(6)	(21)	76
Net profit (loss)	$ (2,201)	$ (1,540)	$ 112
Basic and diluted net profit (loss) attributable to shareholders per ordinary share (in Dollars per share)	$ (0.47)	$ (0.53)	$ 0.04
Weighted-average ordinary shares used in computing net profit (loss) per share, basic and diluted (in Shares)	4,643,879	2,892,347	2,888,768